UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21196 and 811-21299

Name of Fund: BBIF Money Fund and Master Money LLC

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BBIF Money Fund and

Master Money LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2018

Date of reporting period: 12/31/2017

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) December 31, 2017	BBIF Money Fund (Percentages shown are based on Net Assets)

Security	Value
Investment Companies — 100.0%
Master Money LLC	$2,237,576,888

Total Investments — 100.0% (Cost: $2,237,576,897)	2,237,576,888

Liabilities in Excess of Other Assets — (0.0)%	(593,568)

Net Assets — 100.0%	$2,236,983,320

BBIF Money Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Money LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of December 31, 2017, the value of the investment and the percentage owned by the Fund of the Master LLC was $2,237,576,888 and 19.6%, respectively.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master LLC was classified as Level 2.

During the period ended December 31, 2017, there were no transfers between levels.

1

Schedule of Investments (unaudited) December 31, 2017	Master Money LLC (Percentages shown are based on Net Assets)

Security		Par (000)	Value
U.S. Government Sponsored Agency Obligations — 44.1%
Federal Farm Credit Bank Discount Notes, 1.55%, 08/10/18(a)	USD	8,825	$8,742,653
Federal Farm Credit Bank Variable Rate Notes(b):
(LIBOR USD 3 Month - 0.08%), 1.28%, 01/23/18		24,000	24,000,014
(LIBOR USD 3 Month - 0.03%), 1.34%, 01/26/18		50,000	49,999,650
(LIBOR USD 3 Month - 0.03%), 1.32%, 04/09/18		40,000	39,999,459
(LIBOR USD 1 Month + 0.20%), 1.69%, 06/18/18		40,325	40,326,943
Federal Home Loan Bank Discount Notes(a):
0.26%, 01/03/18		100,000	99,994,150
0.56%, 01/05/18		234,720	234,692,407
0.79%, 01/08/18		87,900	87,881,968
0.83%, 01/09/18		154,120	154,082,669
0.93%, 01/12/18		221,900	221,826,287
1.06%, 01/19/18		319,530	319,339,997
1.11%, 01/24/18		478,685	478,312,712
1.14%, 01/29/18		38,675	38,642,212
1.15%, 01/31/18		81,220	81,133,974
1.21%, 02/07/18		200,000	199,750,250
1.23%, 02/14/18		220,505	220,187,634
1.23%, 02/15/18		90,980	90,832,158
1.25%, 02/23/18		155,800	155,503,081
1.29%, 03/02/18		131,305	131,047,186
1.29%, 03/07/18		109,405	109,147,412
1.31%, 03/21/18		93,705	93,463,384
1.31%, 03/28/18		36,655	36,552,112
1.46%, 06/06/18		52,000	51,668,985
Federal Home Loan Bank Variable Rate Notes(b):
(LIBOR USD 3 Month - 0.07%), 1.31%, 01/26/18		60,000	59,999,795
(LIBOR USD 3 Month - 0.11%), 1.28%, 02/05/18		40,000	40,000,000
(LIBOR USD 1 Month - 0.14%), 1.32%, 04/13/18		300,725	300,725,000
(LIBOR USD 1 Month - 0.14%), 1.35%, 04/17/18		93,590	93,590,000
(LIBOR USD 3 Month - 0.35%), 1.05%, 05/09/18		65,000	65,000,000
(LIBOR USD 1 Month - 0.14%), 1.24%, 06/05/18		80,000	80,000,000
(LIBOR USD 3 Month - 0.16%), 1.36%, 06/08/18		56,500	56,500,000
(LIBOR USD 1 Month - 0.14%), 1.24%, 07/05/18		117,190	117,190,000
(LIBOR USD 1 Month - 0.04%), 1.39%, 07/09/18		133,000	133,000,000
Series 11(LIBOR USD 1 Month - 0.15%), 1.33%, 08/15/18		20,975	20,975,000
Series 10(LIBOR USD 1 Month - 0.15%), 1.33%, 08/15/18		20,975	20,975,000
Series 5(LIBOR USD 1 Month - 0.15%), 1.39%, 08/22/18		101,780	101,780,151
(LIBOR USD 1 Month - 0.12%), 1.26%, 10/03/18		87,500	87,500,000
(LIBOR USD 1 Month - 0.10%), 1.26%, 11/01/18		88,500	88,500,000
(LIBOR USD 1 Month - 0.10%), 1.27%, 11/02/18		228,000	228,000,000
(LIBOR USD 1 Month - 0.13%), 1.36%, 11/16/18		150,000	150,000,000
(LIBOR USD 1 Month - 0.09%), 1.46%, 01/25/19		90,145	90,145,000
(LIBOR USD 1 Month - 0.07%), 1.36%, 02/11/19		24,545	24,554,639
(LIBOR USD 3 Month - 0.16%), 1.39%, 06/12/19		36,635	36,621,237
(LIBOR USD 3 Month - 0.16%), 1.47%, 06/20/19		88,270	88,270,000
(LIBOR USD 3 Month - 0.14%), 1.47%, 12/19/19		45,895	45,895,000
Federal Home Loan Mortgage Corp., 0.88%, 03/07/18		53,460	53,439,365
Federal Home Loan Mortgage Corp. Discount Notes, 1.23%, 02/16/18(a)		24,445	24,410,953
Federal Home Loan Mortgage Corp. Notes, 0.88%, 10/12/18		69,400	68,998,369

Total U.S. Government Sponsored Agency Obligations — 44.1% (Cost: $5,043,196,806)			5,043,196,806

U.S. Treasury Obligations — 17.8%
U.S. Treasury Bills(b):
1.01%, 01/18/18		84,840	84,796,271
1.15%, 02/08/18		6,780	6,771,949

Security		Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Bills (continued)
1.15%, 02/15/18	USD	144,595	$144,393,471
1.31%, 03/22/18		25,765	25,697,438
1.33%, 03/29/18		232,485	231,806,127
1.36%, 04/05/18		118,095	117,728,525
1.38%, 05/03/18		132,000	131,436,360
1.44%, 05/31/18		51,085	50,779,554
1.46%, 06/07/18		226,120	224,691,387
1.45%, 06/14/18		25,240	25,072,701
1.50%, 06/21/18		8,450	8,390,396
1.51%, 06/28/18		500,000	496,217,500
1.54%, 07/19/18		54,255	53,897,358
U.S. Treasury Notes:
0.75% - 2.63%, 01/31/18		40,165	40,176,341
(US Treasury 3 Month Bill Money Market Yield + 0.27%), 1.72%, 01/31/18(b)		65,000	64,998,870
1.00%, 02/15/18		77,825	77,832,091
0.75%, 03/31/18		22,620	22,582,335
1.38% - 1.62%, 07/31/18		48,885	48,868,395
(US Treasury 3 Month Bill Money Market Yield + 0.17%), 1.62%, 07/31/18(b)		180,000	180,114,385

Total U.S. Treasury Obligations — 17.8% (Cost: $2,036,251,454)			2,036,251,454

Total Repurchase Agreements — 38.0% (Cost: $4,339,031,150)			4,339,031,150

Total Investments — 99.9% (Cost: $11,418,479,410)(c)			11,418,479,410

Other Assets Less Liabilities — 0.1%			10,820,088

Net Assets — 100.0%			$11,429,299,498

(a)	Rates are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(c)	Cost for U.S. federal income tax purposes.

1

Schedule of Investments (unaudited) (continued) December 31, 2017	Master Money LLC

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Bank of Montreal	1.34%		12/29/17	01/02/18	$5,000	$5,000	$5,000,744	U.S. Treasury Obligations, 0.00% to 3.75%, due 04/26/18 to 11/15/43	$4,945,500	$5,100,051
Bank of Nova Scotia (The)	1.35		12/29/17	01/02/18	2,000	2,000	2,000,300	U.S. Treasury Obligation, 3.63%, due 04/15/28	1,016,900	2,040,343
BNP Paribas SA	1.25		12/11/17	01/05/18	46,551	46,551	46,591,559	U.S. Treasury Obligations, 0.00% to 8.13%, due 07/19/18 to 08/15/46	47,208,139	47,482,180
	1.40		12/29/17	01/02/18	2,400	2,400	2,400,373	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligation, 1.25% to 4.00%, due 03/31/19 to 06/20/47	12,983,439	2,448,074

Total BNP Paribas SA						$48,951				$49,930,254

Citigroup Global Markets, Inc.	1.38		12/29/17	01/02/18	114,000	114,000	114,017,480	U.S. Treasury Obligations, 2.88% to 6.25%, due 05/15/30 to 08/15/45	90,109,700	116,280,092
	1.40		12/29/17	01/02/18	10,000	10,000	10,001,556	U.S. Government Sponsored Agency Obligation, 4.50%, due 07/01/47	9,915,572	10,300,000

Total Citigroup Global Markets, Inc.						$124,000				$126,580,092

Credit Suisse AG	1.70		12/29/17	01/31/18	200,000	200,000	200,311,667	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 8.50%, due 01/15/18 to 08/20/47	3,573,794,624	207,253,383
Federal Reserve Bank of New York	1.25		12/29/17	01/02/18	2,200,000	2,200,000	2,200,305,556	U.S. Treasury Obligations, 1.25% to 3.88%, due 02/15/21 to 08/15/40	2,199,545,000	2,200,305,674
Goldman Sachs & Co. LLC	1.45		12/27/17	01/03/18	187,000	187,000	187,052,724	Corporate/Debt Obligations and U.S. Government Sponsored Agency Obligations, 2.92% to 7.00%, due 08/01/20 to 11/20/67	282,648,756	190,970,501
HSBC Securities USA, Inc.	1.34		12/27/17	01/03/18	115,000	115,000	115,029,964	U.S. Treasury Obligations, 0.00% to 3.00%, due 09/13/18 to 05/15/47	107,770,000	117,301,068
	1.35		12/26/17	01/02/18	59,000	59,000	59,015,487	U.S. Treasury Obligations, 1.13% to 2.38%, due 07/31/18 to 02/15/27	49,860,900	60,182,145

Total HSBC Securities USA, Inc.						$174,000				$177,483,213

JP Morgan Securities LLC	1.41		12/29/17	01/02/18	20,000	20,000	20,003,133	U.S. Treasury Obligation, 1.50%, due 03/31/19	20,420,000	20,404,865
	1.43		12/29/17	01/02/18	10,000	10,000	10,001,589	U.S. Government Sponsored Agency Obligation, 3.50%, due 12/20/47	9,845,000	10,204,870
	1.73	(a)	12/29/17	02/02/18	268,500	268,500	268,952,711	U.S. Treasury Obligations, 0.75% to 3.63%, due 10/31/18 to 11/15/47	274,640,900	273,874,907

Total JP Morgan Securities LLC						$298,500				$304,484,642

2

Schedule of Investments (unaudited) (continued) December 31, 2017	Master Money LLC

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.42%		12/29/17	01/02/18	$21,000	$21,000	$21,003,313	U.S. Treasury Obligations, 2.00%, due 12/31/21 to 02/15/22	$21,336,600	$21,420,016
	1.50		12/27/17	01/03/18	55,000	55,000	55,016,042	U.S. Government Sponsored Agency Obligation, 3.00%, due 03/01/30	62,527,070	56,650,000

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.						$76,000				$78,070,016

Natixis SA	1.33	(b)	12/29/17	01/02/18	200,000	200,000	200,029,556	U.S. Treasury Obligations, 0.00% to 8.50%, due 01/18/18 to 11/15/46	200,853,500	204,000,076
	1.34	(b)	12/29/17	01/02/18	104,000	104,000	104,015,484	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 5.86%, due 01/18/18 to 06/01/47	223,623,053	106,808,119

Total Natixis SA						$304,000				$310,808,195

RBC Capital Markets LLC	1.35		12/29/17	01/02/18	2,000	2,000	2,000,300	U.S. Treasury Obligations, 1.00% to 3.63%, due 03/15/18 to 02/15/27	2,051,700	2,040,062
	1.38		12/29/17	01/02/18	1,000	1,000	1,000,153	U.S. Government Sponsored Agency Obligations, 4.35% to 4.60%, due 12/25/39 to 07/25/41	78,591,863	1,050,000

Total RBC Capital Markets LLC						$3,000				$3,090,062

Societe Generale SA	1.10	(a)	10/06/17	01/05/18	136,080	136,080	136,458,378	U.S. Treasury Obligations, 0.00% to 3.63%, due 04/15/18 to 08/15/43	125,972,323	138,801,652
TD Securities USA LLC	1.39		12/29/17	01/02/18	5,000	5,000	5,000,772	U.S. Treasury Obligation, 2.25%, due 12/31/23	5,055,200	5,100,086
	1.41		12/29/17	01/02/18	400,000	400,000	400,062,667	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.63% to 4.00%, due 01/15/24 to 09/01/47	401,807,269	411,597,630

Total TD Securities USA LLC						$405,000				$416,697,716

Wells Fargo Securities LLC	1.35		12/27/17	01/03/18	97,500	97,500	97,525,594	U.S. Government Sponsored Agency Obligations, 3.50% to 4.00%, due 12/01/32 to 10/01/47	96,097,957	100,425,001
	1.42		12/29/17	01/05/18	78,000	78,000	78,021,537	U.S. Government Sponsored Agency Obligation, 4.00%, due 11/01/47	76,765,167	80,340,001

Total Wells Fargo Securities LLC						$175,500				$180,765,002

Total						$4,339,031				$4,392,380,796

(a)	Variable rate security. Rate shown is the rate in effect as of period end.

(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

3

Schedule of Investments (unaudited) (continued) December 31, 2017	Master Money LLC

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$11,418,479,410	$—	$11,418,479,410

	$—	$11,418,479,410	$—	$11,418,479,410

(a)	See above Schedule of Investments for values in each security type.

During the period ended December 31, 2017, there were no transfers between levels.

4

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BBIF Money Fund and Master Money LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Money Fund and Master Money LLC

Date: February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Money Fund and Master Money LLC

Date: February 22, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BBIF Money Fund and Master Money LLC

Date: February 22, 2018